Inventories	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventories
4. Inventories
The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	December 31,
	2020	2021
Bunkers	2,152,601	1,120,372
Lubricants	1,534,497	1,652,160

Total	3,687,098	2,772,532